CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Q3) - USD ($) $ in Thousands			3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 17, 2017	May 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues			$ 649,600	$ 462,600			$ 1,710,400	$ 1,361,600	$ 1,939,436	$ 2,126,885	$ 2,570,005
Cost of sales			395,700	298,400			1,066,000	867,100	1,222,705	1,347,806	1,633,224
Gross Profit			253,900	164,200			644,400	494,500	716,731	779,079	936,781
Selling and administrative expenses			111,100	100,900			339,100	310,300	414,339	426,958	476,000
Amortization of intangible assets			29,500	30,700			87,600	90,800	124,178	115,398	113,265
Impairment of other intangible assets			0	0	$ 1,500	$ 7,200	0	1,500	25,252	78,125	14,423
Other operating expense, net			17,400	12,400			186,700	26,100	48,618	20,673	64,260
Operating Income			95,900	20,200			31,000	65,800	104,344	(205,375)	48,233
Interest expense			30,100	43,000			115,400	128,700	170,338	162,861	164,376
Loss on extinguishment of debt	$ 34,100	$ 50,400	34,100	0			84,500	0
Other income, net			(700)	(700)			(2,600)	(2,600)	(2,844)	(1,544)	(3,214)
Income (Loss) Before Income Taxes			32,400	(22,100)			(166,300)	(60,300)	(63,150)	(366,692)	(112,929)
Provision (benefit) for income taxes			4,400	(9,100)			(41,200)	(33,300)	(31,860)	(14,704)	22,996
Net Income (Loss)			28,000	(13,000)			(125,100)	(27,000)	(31,290)	(351,988)	(135,925)
Less: Net (loss) income attributable to noncontrolling interests			0	(100)			100	(600)	5,330	(835)	(902)
Net Income (Loss) Attributable to Gardner Denver Holdings, Inc.			$ 28,000	$ (12,900)			$ (125,200)	$ (26,400)	$ (36,620)	$ (351,153)	$ (135,023)
Basic earnings (loss) per share (in dollars per share)			$ 0.14	$ (0.09)			$ (0.71)	$ (0.18)	$ (0.25)	$ (2.35)	$ (0.91)
Diluted earnings (loss) per share (in dollars per share)			$ 0.13	$ (0.09)			$ (0.71)	$ (0.18)	$ (0.25)	$ (2.35)	$ (0.91)